Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	8. Property, plant and equipment

	June 30, 2023	December 31, 2022
Net book value	€	€
Balance at beginning of period	193,474	108,098
Additions	54,113	124,296
Depreciation expenses	(27,449)	(38,920)
Balance at end of period	220,138	193,474

	June 30, 2023	December 31, 2022
Cumulative depreciation	€	€
Balance at beginning of period	(65,526)	(26,606)
Depreciation	(27,449)	(38,920)
Balance at end of period	(92,975)	(65,526)

	June 30, 2023	December 31, 2022
Cumulative Costs	€	€
Balance at beginning of period	259,000	134,704
Additions	54,113	124,296
Balance at end of period	313,113	259,000

During the six months ended June 30, 2023, the Group acquired assets with a cost of €54,113 (2022: €49,739). The acquisitions were mainly related to equipment, tools and installations.

Depreciation expense related to property and equipment for the three and six months ended June 30, 2023 was €14,161 and €27,449, respectively, and for the three and six months ended June 30, 2022 was €8,448 and €15,992, respectively.